Earnings per share - Narrative (Details) - £ / shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	534	435	368
Weighted average number of ordinary shares outstanding (in shares)	16,333	16,985	17,300
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 0.84
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 1.66
Employee share schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	789	688
Employee share schemes | Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Decrease) increase in number of shares outstanding (in shares)	652	315
Anti-dilutive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding (in shares)	27	5